Consolidated Statements of Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Equity settled stock based compensation (a non-cash item) is included in administration expenses and project evaluation	$ 5,652	$ 5,180